Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.
Statements of financial position

For the year ended December 31	Note	2024	2023
Assets		1,531	4,050
Liabilities		(796)	(3,875)
Total net assets		735	175
BCE's share of net assets		341	323
BCE’s share of net liabilities	28	—	(252)
Income statements

For the year ended December 31	Note	2024	2023
Revenues		2,426	2,722
Expenses		(2,906)	(3,832)
Total net losses		(480)	(1,110)
BCE’s share of net losses	9	(237)	(553)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.
Statements of financial position

For the year ended December 31	Note	2024	2023
Assets		1,531	4,050
Liabilities		(796)	(3,875)
Total net assets		735	175
BCE's share of net assets		341	323
BCE’s share of net liabilities	28	—	(252)
Income statements

For the year ended December 31	Note	2024	2023
Revenues		2,426	2,722
Expenses		(2,906)	(3,832)
Total net losses		(480)	(1,110)
BCE’s share of net losses	9	(237)	(553)